Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,003
Balance at end of period	2,045	$ 2,003
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,237
Balance at end of period	1,160	1,237
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	305
Balance at end of period	243	305
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	193
Balance at end of period	642	193
Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	268
Balance at end of period	0	268
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	6,797	5,919
Additions (Depreciation)	981	1,245
Transfers	0
Dispositions	(896)	(84)
Effects of foreign exchange	566	(283)
Balance at end of period	7,448	6,797
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,350	3,598
Additions (Depreciation)	621	945
Transfers	0
Dispositions	(399)	0
Effects of foreign exchange	343	(193)
Balance at end of period	4,915	4,350
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,912	1,973
Additions (Depreciation)	188	20
Transfers	0
Dispositions	(497)	(13)
Effects of foreign exchange	140	(68)
Balance at end of period	1,743	1,912
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	267	348
Additions (Depreciation)	0	0
Transfers	473
Dispositions	0	(71)
Effects of foreign exchange	50	(10)
Balance at end of period	790	267
Cost | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	268	0
Additions (Depreciation)	172	280
Transfers	(473)
Dispositions	0	0
Effects of foreign exchange	33	(12)
Balance at end of period	0	268
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(4,794)	(3,811)
Additions (Depreciation)	(1,069)	(1,236)
Dispositions	869	73
Effects of foreign exchange	(409)	180
Balance at end of period	(5,403)	(4,794)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,113)	(2,382)
Additions (Depreciation)	(751)	(862)
Dispositions	374	0
Effects of foreign exchange	(265)	131
Balance at end of period	(3,755)	(3,113)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,607)	(1,328)
Additions (Depreciation)	(272)	(330)
Dispositions	495	0
Effects of foreign exchange	(116)	51
Balance at end of period	(1,500)	(1,607)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(74)	(101)
Additions (Depreciation)	(46)	(44)
Dispositions	0	73
Effects of foreign exchange	(28)	(2)
Balance at end of period	(148)	(74)
Accumulated depreciation | Construction in-progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	0	0
Additions (Depreciation)	0	0
Dispositions	0	0
Effects of foreign exchange	0	0
Balance at end of period	$ 0	$ 0